UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-2183
                                   ---------------------------------------------

                         MassMutual Corporate Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             1500 Main Street, Suite 600, Springfield, MA 01115-5189
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)


                 Rodney J. Dillman, Vice President and Secretary
            1500 Main Street, Suite 2800, Springfield, MA 01115-5189
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  413-226-1000
                                                    ----------------------------

Date of fiscal year end:  12/31
                          ------------------

Date of reporting period: 6/30/08
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.

         Attached hereto is the semi-annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

                                                                      MASSMUTUAL
                                                             CORPORATE INVESTORS


                                                                  REPORT FOR THE
                                                  SIX MONTHS ENDED JUNE 30, 2008











                                                                          [LOGO]

ADVISER
Babson Capital Management LLC
1500 Main Street, P.O. 15189
Springfield, Massachusetts 01115-5189

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST
Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN
Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR
Shareholder Financial Services, Inc.
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374

INTERNET WEBSITE
www.babsoncapital.com/mci

          MassMutual Corporate Investors
          c/o Babson Capital Management LLC
[LOGO]    1500 Main Street, Suite 600
          Springfield, Massachusetts 01115
          (413) 226-1516

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust") is a closedend investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

FORM N-Q

MassMutual Corporate Investors files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the U.S. Securities and Exchange Commission's website at http:// www.sec.gov; and (ii) at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & Procedures; PROXY VOTING RECORD

The Trustees of MassMutual Corporate Investors have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital Management LLC. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on MassMutual Corporate Investors' website: http:// www.babsoncapital.com/mci; and (3) on the U.S. Securities and Exchange Commission ("SEC") website at http:// www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on MassMutual Corporate Investors' website: http://www. babsoncapital.com/mci; and (2) on the SEC's website at http://www.sec.gov.

                                                                            MCI
                                                                          Listed
                                                                           NYSE

TO OUR SHAREHOLDERS                               MassMutual Corporate Investors

July 31, 2008

We are pleased to present the June 30, 2008 Quarterly Report of MassMutual Corporate Investors (the "Trust").

The Board of Trustees declared a quarterly dividend of 54 cents per share, payable on August 15, 2008 to shareholders of record on August 1, 2008. The Trust had previously paid a 54 cent per share dividend for the preceding quarter.

The mezzanine and private equity markets in which the Trust participates have begun to recover from the effects of the credit dislocation that occurred in 2007. Deal volume has rebounded over the past few months as credit continues to be available for middle market leveraged transactions. In the current market, new investments are being structured with lower leverage than they were in 2007, while pricing on these investments is more favorable than it has been for several years.

During the quarter, the Trust made private placement investments in two new issuers and two "follow-on" investments, totaling approximately $4.8 million. The follow-on investments purchased by the Trust were American Hospice Management Holding LLC and Fuel Systems Holding Corporation. The two new issuers were A W X Holdings Corporation and GQ Holdings LLC. The weighted average coupon of these investments was 13.35%. (A brief description of these investments can be found in the Consolidated Schedule of Investments.)

During the quarter ended June 30, 2008, net assets of the Trust decreased to $246,924,644 or $26.57 per share compared to $250,007,524 or $26.96 per share on
March 31, 2008, which translates into a 0.54% total return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 3.78%, 15.98%, 11.86%, and 14.57% for the 1-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends. The Trust earned 49 cents per share of net investment income for the quarter, compared to 56 cents per share in the previous quarter.

U.S. equity markets, as approximated by the Russell 2000 Index, increased 0.58% for the quarter. U.S. fixed income markets, as approximated by the Lehman Brothers U.S. Corporate High Yield Index increased 1.76% for the quarter.

During the quarter ended June 30, 2008, the market price of the Trust decreased 0.3% from $28.27 per share to $28.18 per share. The Trust's market price of $28.18 per share equated to a 6.1% premium over the June 30, 2008 net asset value per share. The Trust's average quarter-end premium for the 3-, 5-, and 10-year periods was 13.9%, 10.6% and 6.3%, respectively.

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Clifford M. Noreen

Clifford M. Noreen
President

                      Portfolio Composition as of 6/30/08 *

                            [PIE CHART APPEARS HERE]

     Public High Yield Debt                  Private Investment Grade Debt
     26.0%                                   0.7%

     Public Equity                           Private / Restricted Equity
     1.6%                                    12.6%

     Private / 144A High Yield Debt          Cash & Short Term Investments
     52.6%                                   6.5%



*Based on market value of total investments
Cautionary Notice: Certain statements contained in this report may be "forward looking" statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management's current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust's trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust's current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
(UNAUDITED)

ASSETS:
Investments
 (See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
 (Cost - $186,536,475)                                            $ 177,904,147
Corporate public securities at market value
 (Cost - $81,617,101)                                                75,569,405
Short-term securities at amortized cost                              17,061,653
                                                                  -------------
                                                                    270,535,205

Cash                                                                    522,364
Interest and dividends receivable                                     6,081,781
Receivable for investments sold                                       1,173,606
Other assets                                                             12,738
                                                                  -------------
  TOTAL ASSETS                                                      278,325,694
                                                                  -------------

LIABILITIES:
Payable for investments purchased                                       273,825
Investment advisory fee payable                                         771,640
Note payable                                                         30,000,000
Interest payable                                                        202,105
Accrued expenses                                                        147,980
Accrued taxes payable                                                     5,500
                                                                  -------------
  TOTAL LIABILITIES                                                  31,401,050
                                                                  -------------
  TOTAL NET ASSETS                                                $ 246,924,644
                                                                  =============


NET ASSETS:
Common shares, par value $1.00 per share; an unlimited
  number authorized                                               $   9,294,784
Additional paid-in capital                                          112,380,831
Retained net realized gain on investments, prior years              127,537,449
Undistributed net investment income                                   6,523,377
Accumulated net realized gain on investments                          5,868,227
Net unrealized depreciation of investments                          (14,680,024)
                                                                  -------------
  TOTAL NET ASSETS                                                $ 246,924,644
                                                                  =============
COMMON SHARES ISSUED AND OUTSTANDING                                  9,294,784
                                                                  =============
NET ASSET VALUE PER SHARE                                         $       26.57
                                                                  =============

See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS              MassMutual Corporate Investors
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                          $  12,108,348
Dividends                                                               246,079
Other                                                                    75,374
                                                                  -------------
  Total investment income                                            12,429,801
                                                                  -------------
EXPENSES:
Investment advisory fees                                              1,552,914
Interest                                                                807,574
Trustees' fees and expenses                                             109,200
Professional fees                                                        73,900
Reports to shareholders                                                  72,500
Transfer agent/registrar's expenses                                      17,000
Custodian fees                                                           15,000
Other                                                                    15,589
                                                                  -------------
  TOTAL EXPENSES                                                      2,663,677
                                                                  -------------
INVESTMENT INCOME - net                                               9,766,124
                                                                  -------------
Net realized and unrealized gain (loss) on investments:
Net realized gain on investments before taxes                         5,141,575
Income tax expense                                                     (145,386)
                                                                  -------------
Net realized gain on investments                                      4,996,189
Net change in unrealized appreciation of investments                (15,616,605)
                                                                  -------------
Net loss on investments                                             (10,620,416)
                                                                  -------------
Net decrease in net assets resulting from operations              $    (854,292)
                                                                  =============

See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

NET DECREASE IN CASH:
Cash flows from operating activities:
  Purchases/Proceeds/Maturities from short-term portfolio
    securities, net                                               $   2,872,752
  Purchase of portfolio securities                                  (47,030,056)
  Proceeds from disposition of portfolio securities                  48,333,620
  Interest, dividends, and other received                            11,978,405
  Interest expense paid                                                (817,026)
  Operating expenses paid                                            (1,866,227)
  Income taxes paid                                                  (1,272,987)
                                                                  -------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES                        12,198,481
                                                                  -------------
Cash flows from financing activities:
  Cash dividends paid from net investment income                    (13,968,456)
  Receipts for shares issued on reinvestment of dividends             1,623,880
                                                                  -------------
    NET CASH USED FOR FINANCING ACTIVITIES                          (12,344,576)
                                                                  -------------
NET DECREASE IN CASH                                                   (146,095)
Cash - beginning of year                                                668,459
                                                                  -------------
CASH - END OF PERIOD                                              $     522,364
                                                                  =============
reconciliation of net decrease in net assets to net cash provided by operating activities:

Net decrease in net assets resulting from operations              $    (854,292)
                                                                  -------------
  Decrease in investments                                            13,616,028
  Increase in interest and dividends receivable                         (26,606)
  Decrease in receivable for investments sold                           362,179
  Increase in other assets                                              (12,738)
  Increase in payable for investments purchased                         273,825
  Decrease in investment advisory fee payable                           (13,244)
  Decrease in interest payable                                           (9,452)
  Decrease in accrued expenses                                           (7,888)
  Decrease in accrued taxes payable                                  (1,127,601)
  Decrease in other payables                                             (1,730)
                                                                  -------------

    Total adjustments to net assets from operations                  13,052,773
                                                                  -------------
    Net cash provided by operating activities                     $  12,198,481
                                                                  =============

See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS  MassMutual Corporate Investors


                                                   For the six
                                                  months ended       For the
                                                    06/30/08        year ended
                                                   (Unaudited)       12/31/07
                                                  -------------   -------------
DECREASE IN NET ASSETS:

Operations:
  Investment income - net                         $   9,766,124   $  23,586,915
  Net realized gain on investments                    4,996,189       1,411,465
  Net change in unrealized appreciation of
    investments                                     (15,616,605)     (4,596,952)
                                                  -------------   -------------
  Net (decrease) increase in net assets
    resulting from operations                          (854,292)     20,401,428

Increase from common shares issued on
    reinvestment of dividends
  Common shares issued (2008 - 57,165;
  2007 - 87,700)                                      1,623,880       2,751,359

Dividends to shareholders from:
  Net investment income (2008 - $0.54 per
  share; 2007 - $2.57 per share)                     (5,007,966)    (23,679,411)
                                                  -------------   -------------

    TOTAL DECREASE IN NET ASSETS                     (4,238,378)       (526,624)

NET ASSETS, BEGINNING OF YEAR                       251,163,022     251,689,646
                                                  -------------   -------------
NET ASSETS, END OF PERIOD/YEAR (including
  undistributed net investment of $6,523,377
  and $1,765,219, respectively                    $ 246,924,644   $ 251,163,022
                                                  =============   =============

See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING:

                                                      For the six months            For the years ended December 31,
                                                       ended 06/30/2008    --------------------------------------------------
                                                          (Unaudited)       2007       2006       2005       2004       2003
                                                          -----------       ----       ----       ----       ----       ----
Net asset value:
  Beginning of year                                         $ 27.19       $ 27.51    $ 26.06    $ 24.34    $ 21.84    $ 19.40
                                                            -------       -------    -------    -------    -------    -------
Net investment income (a)                                      1.05          2.56       2.27       2.03       2.00       1.44
Net realized and unrealized
  gain (loss) on investments                                  (1.15)        (0.35)      1.62       1.96(b)    2.64       2.83
                                                            -------       -------    -------    -------    -------    -------
Total from investment operations                              (0.10)         2.21       3.89       3.99       4.64       4.27
                                                            -------       -------    -------    -------    -------    -------
Dividends from net investment
  income to common shareholders                               (0.54)        (2.57)     (2.47)     (2.11)     (2.16)     (1.84)
Dividends from net realized gain
  on investments to common shareholders                         --            --       (0.01)     (0.18)       --         --
Increase from dividends reinvested                             0.02          0.04       0.04       0.02       0.02       0.01
                                                            -------       -------    -------    -------    -------    -------
Total dividends                                               (0.52)        (2.53)     (2.44)     (2.27)     (2.14)     (1.83)
                                                            -------       -------    -------    -------    -------    -------
Net asset value: End of period/year                         $ 26.57       $ 27.19    $ 27.51    $ 26.06    $ 24.34    $ 21.84
                                                            =======       =======    =======    =======    =======    =======
Per share market value:
  End of period/year                                        $ 28.18       $ 30.20    $ 34.89    $ 30.05    $ 28.50    $ 22.90
Total investment return:
  Market value                                                (4.81)%       (8.78)%    29.04%     16.95%     36.10%     27.53%
Net asset value (c)                                           (0.31)%         8.58%    18.09%     20.04%     22.76%     22.61%
Net assets (in millions):
  End of period/year                                        $246.92       $251.16    $251.69    $236.28    $218.51    $193.79
Ratio of operating expenses
  to average net assets                                        1.50%(d)      1.55%      1.43%      1.78%      1.93%      2.04%
Ratio of interest expense
  to average net assets                                        0.65%(d)      0.59%      0.60%      0.73%      0.77%      0.82%
Ratio of income tax expense
  to average net assets (e)                                    0.12%(d)      0.35%      2.46%      2.84%      0.69%       --
Ratio of total expenses before custodian fee
  reduction to average net assets (e)                          2.27%(d)      2.49%      4.53%      5.36%      3.39%      2.86%
Ratio of net expenses after custodian fee
  reduction to average net assets (e)                          2.27%(d)      2.49%      4.49%      5.35%      3.39%      2.86%
Ratio of net investment income
  to average net assets                                        7.89%(d)      9.17%      8.19%      7.98%      8.68%      6.95%
Portfolio turnover                                               19%           44%        35%        35%        53%        56%

(a)  Calculated using average shares.

(b)  Amount includes $0.19 per share in litigation proceeds.

(c)  Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(d)  Annualized.

(e)  As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to the shareholders.

Senior securities:

Total principal amount (in millions)                        $    30       $    30    $    20    $    20    $    29    $    20
Asset coverage per $1,000
  of indebtedness                                           $ 9,231       $ 9,372    $13,584    $12,814    $ 8,535    $10,689

See Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES - 72.05%:(A)                               PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
PRIVATE PLACEMENT INVESTMENTS - 67.83%
A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                                    $   2,350,647   11/21/07   $   2,303,690   $   2,283,094
Limited Partnership Interest (B)                                           14.99% int.   11/21/07         224,795         213,560
                                                                                                    -------------   -------------
                                                                                                        2,528,485       2,496,654
                                                                                                    -------------   -------------
A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in Texas, Florida and Arizona.
12% Senior Subordinated Note due 2012                                    $   2,125,000   04/08/04       2,125,000       2,125,000
Warrant, exercisable until 2012, to purchase
  preferred stock at $.01 per share (B)                                        13 shs.   11/16/07            --            17,304
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                        2,323 shs.   04/08/04            --           397,649
                                                                                                    -------------   -------------
                                                                                                        2,125,000       2,539,953
                                                                                                    -------------   -------------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014                                  $     735,000   05/15/08         720,300         731,976
13% Senior Subordinated Note due 2015                                    $     735,000   05/15/08         658,493         729,720
Common Stock (B)                                                               105,000   05/15/08         105,000          99,750
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                       36,923 shs.   05/15/08          62,395             369
                                                                                                    -------------   -------------
                                                                                                        1,546,188       1,561,815
                                                                                                    -------------   -------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintence services to industrial companies.
15% Senior Subordinated Note due 2013                                    $   2,055,980   12/27/07       2,014,997       2,017,370
Preferred Stock (B)                                                         1,031 shs.   12/27/07         510,000         484,499
                                                                                                    -------------   -------------
                                                                                                        2,524,997       2,501,869
                                                                                                    -------------   -------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                                  $   1,627,500   03/09/07       1,603,088       1,566,275
14% Senior Subordinated Note due 2015                                    $   1,260,000   03/09/07       1,135,046       1,203,079
Common Stock (B)                                                          262,500 shs.   03/09/07         262,500         222,681
Warrant, exercisable until 2015, to purchase
 common stock at $.01 per share (B)                                        66,116 shs.   03/09/07         111,527          56,087
                                                                                                    -------------   -------------
                                                                                                        3,112,161       3,048,122
                                                                                                    -------------   -------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                7

June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A)(CONTINUED)                             PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                                    $   2,125,000   01/22/04   $   1,994,615   $   2,032,369
12% Senior Subordinated Note due 2013                                    $   1,062,495   06/09/08       1,041,245       1,057,066
Preferred Class A Unit (B)                                                  3,223 uts.          *         322,300         128,920
Preferred Class B Unit (B)                                                  1,526 uts.   06/09/08         152,626         152,626
Common Class B Unit (B)                                                    30,420 uts.   01/22/04               1            --
Common Class D Unit (B)                                                     6,980 uts.   09/12/06               1            --
                                                                                                    -------------   -------------
                                                                                                        3,510,788       3,370,981
                                                                                                    -------------   -------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                                    $   1,627,660   05/18/05       1,553,047       1,538,120
Common Stock (B)                                                              497 shs.   05/18/05         497,340          85,937
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                          130 shs.   05/18/05         112,128          22,529
                                                                                                    -------------   -------------
                                                                                                        2,162,515       1,646,586
                                                                                                    -------------   -------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                                  $   2,281,593   06/30/06       2,158,648       2,304,409
Preferred Stock Class A (B)                                                   879 shs.   06/30/06         268,121         267,043
Common Stock (B)                                                                 1 sh.   06/30/06             286            --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                          309 shs.   06/30/06          92,102          93,851
                                                                                                    -------------   -------------
                                                                                                        2,519,157       2,665,303
                                                                                                    -------------   -------------
CAPESUCCESS LLC
A provider of diversified staffing services.
Preferred Membership Interests (B)                                          1,881 uts.   04/29/00           8,395            --
Common Membership Interests (B)                                            24,318 uts.   04/29/00         108,983            --
                                                                                                    -------------   -------------
                                                                                                          117,378            --
                                                                                                    -------------   -------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                              109 shs.         **             503         558,932
                                                                                                    -------------   -------------
*  01/22/04 and 09/12/06.
** 12/30/97and 05/29/99
---------------------------------------------------------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
8.75% Senior Secured Term Note due 2010                                  $     247,283   04/30/03   $     247,283   $     248,081
11.5% Senior Subordinated Note due 2011                                  $     424,818   04/30/03         405,255         420,731
Common Stock (B)                                                          126,812 shs.   04/30/03         126,812         301,179
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                       87,672 shs.   04/30/03          40,804         208,221
                                                                                                    -------------   -------------
                                                                                                          820,154       1,178,212
                                                                                                    -------------   -------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014                                    $   2,393,954   01/12/07       2,233,202       2,107,517
Limited Liability Company Unit Class A (B)                                156,046 uts.   01/12/07         156,046          22,666
Limited Liability Company Unit Class C (B)                                112,873 uts.   01/12/07         112,873          16,395
                                                                                                    -------------   -------------
                                                                                                        2,502,121       2,146,578
                                                                                                    -------------   -------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                             17,152 shs.   07/05/07         700,392         700,393
Preferred Stock Series C (B)                                                8,986 shs.   07/05/07         300,168         300,168
Common Stock (B)                                                              718 shs.   07/05/07               7               7
Limited Partnership Interest (B)                                            7.74% int.          *         189,586            --
                                                                                                    -------------   -------------
                                                                                                        1,190,153       1,000,568
                                                                                                    -------------   -------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                                    $   2,550,000   08/04/05       2,444,071       2,519,104
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                          20 shs.   08/04/05         137,166         101,805
                                                                                                    -------------   -------------
                                                                                                        2,581,237       2,620,909
                                                                                                    -------------   -------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                                    $   1,847,826   10/30/06       1,739,229       1,867,249
Limited Partnership Interest (B)                                            1.82% int.   10/30/06         702,174       1,303,644
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                                        50 shs.   10/30/06          49,830          57,588
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                           34 shs.   10/30/06          34,000         130,152
                                                                                                    -------------   -------------
                                                                                                        2,525,233       3,358,633
                                                                                                    -------------   -------------
* 08/12/04 and 01/14/05.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                9

June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                                        27.20% int.   08/27/98   $     734,090   $        --
Preferred Stock (B)                                                         3,278 shs.   12/14/01       2,784,133       1,503,115
Warrants, exercisable until 2011, to purchase common
  stock of DHI Holdings, Inc. at $.01 per share (B)                        13,352 shs.          *         403,427            --
                                                                                                    -------------   -------------
                                                                                                        3,921,650       1,503,115
                                                                                                    -------------   -------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                                    $     540,000   11/01/06         531,900         528,856
13% Senior Subordinated Note due 2014                                    $     855,000   11/01/06         769,997         832,471
Common Stock (B)                                                          180,000 shs.   11/01/06         180,000         210,402
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                       56,514 shs.   11/01/06          78,160          66,059
                                                                                                    -------------   -------------
                                                                                                        1,560,057       1,637,788
                                                                                                    -------------   -------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                            6,906 shs.         **         690,600       1,106,338
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                        2,034 shs.   10/30/03         186,469         325,780
                                                                                                    -------------   -------------
                                                                                                          877,069       1,432,118
                                                                                                    -------------   -------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                                    $   2,230,370   01/08/08       2,191,448       2,175,464
Common Stock (B)                                                              660 shs.   01/08/08         329,990         313,500
                                                                                                    -------------   -------------
                                                                                                        2,521,438       2,488,964
                                                                                                    -------------   -------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                           22 shs.   06/28/04          77,208         184,908
                                                                                                    -------------   -------------

                                                                                                    -------------   -------------
*  10/24/96 and 08/28/98.
** 10/30/03 and 01/02/04.
---------------------------------------------------------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
ELECTRA BICYCLE COMPANY LLC
A designer and marketer of branded leisure bicycles.
10.5% Senior Secured Term Note A due 2009                                $      63,765   04/12/07   $      62,490   $      63,555
10.5% Senior Secured Term Note B due 2012                                $     659,969   04/12/07         649,950         654,193
12% Senior Secured Term Note C due 2012                                  $     510,121   04/12/07         474,967         501,722
Limited Liability Company Unit Series F                                    64,597 uts.   04/12/07          64,597         147,743
Limited Liability Company Unit Series G                                     4,990 uts.   04/12/07           4,990          11,413
                                                                                                    -------------   -------------
                                                                                                        1,256,994       1,378,626
                                                                                                    -------------   -------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural medicines and nutritional supplements.
Limited Partnership Interest (B)                                            1.32% int.   03/30/00         531,250         318,508
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                       29,117 shs.   03/30/00         255,000         199,906
                                                                                                    -------------   -------------
                                                                                                          786,250         518,414
                                                                                                    -------------   -------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems.
Common Stock (B)                                                           90,000 shs.   05/06/04               6         925,965
                                                                                                    -------------   -------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014                                    $   2,390,625   06/01/06       2,242,876       2,390,625
Preferred Unit (B)                                                            159 uts.   06/01/06         159,362         187,947
Common Unit Class B (B)                                                     1,386 uts.   06/01/06         122,361            --
                                                                                                    -------------   -------------
                                                                                                        2,524,599       2,578,572
                                                                                                    -------------   -------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013                                    $     918,385   04/13/06         904,609         867,114
14% Senior Subordinated Note due 2014                                    $     555,059   04/13/06         503,835         523,577
Common Stock (B)                                                          109,436 shs.   04/13/06         109,436            --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                       30,940 shs.   04/13/06          48,433            --
                                                                                                    -------------   -------------
                                                                                                        1,566,313       1,390,691
                                                                                                    -------------   -------------
FOWLER HOLDING, INC.
A provider of site development services to residential homebuilders and developers in the Raleigh/Durham region of North Carolina.
12% Senior Subordinated Note due 2013                                    $   2,365,217   02/03/06       2,172,380       2,171,124
Common Stock (B)                                                              185 shs.   02/03/06         184,783          43,806
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                          254 shs.   02/03/06         208,435          60,259
                                                                                                    -------------   -------------
                                                                                                        2,565,598       2,275,189
                                                                                                    -------------   -------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               11

June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for a wide variety of commercial vehicles.
12% Senior Subordinated Note due 2014                                    $   2,337,500   01/31/06   $   2,195,161   $   1,753,125
Preferred Stock (B)                                                        31,718 shs.   06/12/08          31,718          15,859
Common Stock (B)                                                          212,500 shs.   01/31/06         212,500            --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                      138,408 shs.   01/31/06         119,213            --
                                                                                                    -------------   -------------
                                                                                                        2,558,592       1,768,984
                                                                                                    -------------   -------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
12% Senior Subordinated Note due 2015                                    $   1,912,500   11/01/07       1,727,592       1,852,433
8% Series A Convertible Preferred Stock, convertible into
  4.25% of the fully dilluted common shares (B)                           146,658 shs.   11/01/07         146,658         139,325
                                                                                                    -------------   -------------
                                                                                                        1,874,250       1,991,758
                                                                                                    -------------   -------------
GQ HOLDINGS LLC
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
15% Senior Subordinated Note due 2015                                    $   2,299,077   06/27/08       2,253,095       2,302,982
Common Stock (B)                                                            7,304 shs.   06/27/08         250,923         238,378
                                                                                                    -------------   -------------
                                                                                                        2,504,018       2,541,360
                                                                                                    -------------   -------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
12% Senior Subordinated Note due 2013 (D)                                $   2,210,000   02/10/06       2,048,925            --
Preferred Stock (B)                                                            40 shs.          *          40,476            --
Common Stock (B)                                                              340 shs.   02/10/06         340,000            --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                          126 shs.   02/10/06         116,875            --
                                                                                                    -------------   -------------
                                                                                                        2,546,276            --
                                                                                                    -------------   -------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                                1.19% int.    7/21/94         367,440            --
                                                                                                    -------------   -------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                                  $   2,043,269         **       1,903,920       1,987,721
Common Stock (B)                                                               63 shs.         **          62,742          66,540
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                          200 shs.         **         199,501         211,584
                                                                                                    -------------   -------------
                                                                                                        2,166,163       2,265,845
                                                                                                    -------------   -------------
*  09/18/07 and 06/27/08.
** 06/30/04 and 08/19/04.
---------------------------------------------------------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------


INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                               69 shs.   02/27/07   $       2,077   $      79,312
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                           20 shs.   02/27/07             612          23,360
                                                                                                    -------------   -------------
                                                                                                            2,689         102,672
                                                                                                    -------------   -------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.
12% Senior Secured Note due on demand (D)                                $      43,943   03/01/04               1            --
Common Stock (B)                                                              228 shs.   06/01/00         262,200            --
                                                                                                    -------------   -------------
                                                                                                          262,201            --
                                                                                                    -------------   -------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010                                    $     963,687   08/04/00         920,193         940,075
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                                        2.50% int.   08/03/00         886,352         354,780
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                       50,870 shs.   08/04/00         115,412          71,249
                                                                                                    -------------   -------------
                                                                                                        1,921,957       1,366,104
                                                                                                    -------------   -------------
JUSTRITE MANUFACTURING AQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                                    $   1,593,750   12/15/04       1,529,755       1,587,538
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                        1,121 shs.   12/15/04         101,109         253,289
                                                                                                    -------------   -------------
                                                                                                        1,630,864       1,840,827
                                                                                                    -------------   -------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                                    $   2,350,858   10/15/07       2,304,112       2,327,297
Common Stock (B)                                                          220,673 shs.   10/15/07         220,673         209,639
                                                                                                    -------------   -------------
                                                                                                        2,524,785       2,536,936
                                                                                                    -------------   -------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
13.5% Senior Subordinated Note due 2013                                  $   2,486,642   05/25/06       2,378,551       2,461,153
Common Stock (B)                                                          134,210 shs.   05/25/06         134,210         125,514
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                       82,357 shs.   05/25/06          71,534          77,021
                                                                                                    -------------   -------------
                                                                                                        2,584,295       2,663,688
                                                                                                    -------------   -------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               13

June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2014                                    $   2,318,000   03/14/07   $   2,129,647   $   2,142,311
Common Stock (B)                                                              232 shs.   03/13/07         232,000         133,561
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                          167 shs.   03/14/07         162,260          96,141
                                                                                                    -------------   -------------
                                                                                                        2,523,907       2,372,013
                                                                                                    -------------   -------------
K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Secured Note due 2015                                         $   2,197,978   12/20/07       2,158,339       2,131,352
Preferred Stock (B)                                                       363,260 shs.   12/20/07         363,260         345,097
Common Stock (B)                                                          102,616 shs.   12/20/07           1,026           1,026
                                                                                                    -------------   -------------
                                                                                                        2,522,625       2,477,475
                                                                                                    -------------   -------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                                  $     975,000   05/04/07         912,469         959,716
Limited Liability Company Unit (B)                                         24,109 uts.          *         314,464         329,071
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                        3,375 shs.   05/04/07          43,031          48,491
                                                                                                    -------------   -------------
                                                                                                        1,269,964       1,337,278
                                                                                                    -------------   -------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
7.19% Senior Secured Tranche A Note due 2010 (C)                         $     404,877   09/03/04         404,877         399,029
12% Senior Secured Tranche B Note due 2011                               $     313,433   09/03/04         290,225         297,116
Limited Partnership Interest (B)                                            7.84% int.   09/03/04          58,769          37,983
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                          425 shs.   09/03/04          39,473          27,444
                                                                                                    -------------   -------------
                                                                                                          793,344         761,572
                                                                                                    -------------   -------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013                                    $   2,685,614         **       2,549,861       2,657,149
Common Stock (B)                                                              450 shs.         **         450,000         552,803
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                          164 shs.         **         162,974         201,442
                                                                                                    -------------   -------------
                                                                                                        3,162,835       3,411,394
                                                                                                    -------------   -------------
*  05/04/07 and 01/02/08.
** 08/12/05 and 09/11/06.
---------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
12% Senior Subordinated Note due 2014                                    $   1,168,847   08/04/06   $   1,053,964   $   1,171,824
Limited Partnership Interest (B)                                           21.23% int.   08/04/06         106,153         201,552
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                        1,107 shs.   08/04/06         107,109         210,095
                                                                                                    -------------   -------------
                                                                                                        1,267,226       1,583,471
                                                                                                    -------------   -------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
12% Senior Subordinated Note due 2014 (D)                                $   2,550,000   03/31/06       2,360,875       2,295,000
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                          152 shs.   03/31/06         138,125            --
                                                                                                    -------------   -------------
                                                                                                        2,499,000       2,295,000
                                                                                                    -------------   -------------
MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal fabricated components.
12% Senior Subordinated Note due 2014 (D)                                $   2,440,909   08/25/06       2,242,151       2,196,818
30% Series A Preferred Stock (B)                                           17,051 shs.   03/03/08          17,051          15,346
Common Stock (B)                                                          109,091 shs.   08/25/06         109,091            --
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                      173,633 shs.   08/25/06         149,940            --
                                                                                                    -------------   -------------
                                                                                                        2,518,233       2,212,164
                                                                                                    -------------   -------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit structures.
Limited Partnership Interest of
  Riverside Capital Appreciation Fund I, L.P. (B)                          37.37% int.          *         348,620       1,162,564
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                          214 shs.   12/21/05          36,647          71,373
                                                                                                    -------------   -------------
                                                                                                          385,267       1,233,937
                                                                                                    -------------   -------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                                    $     712,219   02/24/06         641,853         356,109
Limited Liability Company Unit (B)                                            825 uts.         **         825,410            --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                          129 shs.   02/24/06          37,188            --
                                                                                                    -------------   -------------
                                                                                                        1,504,451         356,109
                                                                                                    -------------   -------------
*  09/20/00, 05/23/02 and 02/21/07.
** 02/24/06 and 06/22/07.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               15

June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Subordinated Note due 2014 (D)                                $   1,234,551   05/28/04   $   1,103,763   $     617,276
8.75% Senior Secured Note due 2011                                       $     573,025   05/28/04         573,028         560,428
Common Stock (B)                                                          674,157 shs.   05/28/04         674,157            --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                      203,912 shs.   05/28/04         130,789            --
                                                                                                    -------------   -------------
                                                                                                        2,481,737       1,177,704
                                                                                                    -------------   -------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Subordinated Note due 2015                                    $   2,125,000   08/02/07       1,888,243       2,132,985
Common Stock (B)                                                          425,000 shs.   08/02/07         425,000         403,750
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                      119,360 shs.   08/02/07         194,257           1,194
                                                                                                    -------------   -------------
                                                                                                        2,507,500       2,537,929
                                                                                                    -------------   -------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                                    $   1,530,000   02/02/07       1,408,570       1,415,682
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                             1,020 uts.   02/01/07       1,020,000         344,655
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                           91 shs.   02/02/07          90,830          30,691
                                                                                                    -------------   -------------
                                                                                                        2,519,400       1,791,028
                                                                                                    -------------   -------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
9% Senior Secured Note due 2009                                          $     812,500   01/28/02         812,500         771,875
11.5% Senior Subordinated Note due 2012                                  $   1,500,000   01/28/02       1,424,850       1,125,000
Common Stock (B)                                                          312,500 shs.   01/28/02         312,500            --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                      243,223 shs.   01/28/02         162,045            --
                                                                                                    -------------   -------------
                                                                                                        2,711,895       1,896,875
                                                                                                    -------------   -------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                         $     521,956   01/03/06         514,126         501,545
13% Senior Subordinated Note due 2013                                    $     687,241   01/03/06         624,086         650,304
Common Stock (B)                                                          322,307 shs.   01/03/06         322,307            --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                       75,378 shs.   01/03/06          62,824            --
                                                                                                    -------------   -------------
                                                                                                        1,523,343       1,151,849
                                                                                                    -------------   -------------

---------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2008 (D)                                $   1,022,000   08/07/98   $   1,022,000   $     459,900
12% Senior Subordinated Note due 2008 (D)                                $     307,071   02/09/00         268,283         138,182
Limited Partnership Interest of Riverside VIII,
  VIII-A and VIII-B Holding Company, L.P.                                  20.58% int.          *       1,555,992            --
Warrants, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                       28,648 shs.         **         389,188            --
                                                                                                    -------------   -------------
                                                                                                        3,235,463         598,082
                                                                                                    -------------   -------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                          3,667 uts.   01/17/06         572,115       1,077,920
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                          619 shs.   01/17/06         170,801         181,991
                                                                                                    -------------   -------------
                                                                                                          742,916       1,259,911
                                                                                                    -------------   -------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                                    $   2,244,497   07/03/06       2,142,984       2,225,001
Preferred Unit (B)                                                            382 uts.   07/03/06         382,150         448,644
Preferred Unit (B)                                                             69 uts.   07/03/06          68,790          80,759
Common Unit Class I (B)                                                       148 uts.   07/03/06            --              --
Common Unit Class L (B)                                                        31 uts.   07/03/06            --              --
                                                                                                    -------------   -------------
                                                                                                        2,593,924       2,754,404
                                                                                                    -------------   -------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                                    $   2,295,000   03/31/06       2,164,265       2,304,788
Preferred Stock (B)                                                            36 shs.   03/31/06         329,596         385,863
Common Stock (B)                                                               23 shs.   03/31/06          25,500          68,113
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                           13 shs.   03/31/06          11,122          39,621
                                                                                                    -------------   -------------
                                                                                                        2,530,483       2,798,385
                                                                                                    -------------   -------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil & gas, and medical sectors.
12% Senior Subordinated Note due 2012                                    $   1,304,624   04/27/07       1,202,384       1,217,434
Limited Liability Company Unit (B)                                       1,754,707 uts.  04/27/07          63,233            --
                                                                                                    -------------   -------------
                                                                                                        1,265,617       1,217,434
                                                                                                    -------------   -------------
*  08/07/98, 02/23/99, 12/22/99 and 02/25/03.
** 08/07/98 and 02/09/00.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               17

June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care and food packaging markets.
12% Senior Subordinated Note due 2011                                    $   2,125,000   12/19/00   $   2,001,716   $   2,061,431
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                            2.42% int.   12/21/00         265,625            --
                                                                                                    -------------   -------------
                                                                                                        2,267,341       2,061,431
                                                                                                    -------------   -------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
12% Senior Subordinated Note due 2014                                    $   2,040,000   10/02/06       1,901,841       2,013,840
Limited Liability Company Unit                                              1,384 uts.   10/02/06         510,000         341,905
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                          344 shs.   10/02/06         124,644          85,038
                                                                                                    -------------   -------------
                                                                                                        2,536,485       2,440,783
                                                                                                    -------------   -------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting, serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                                    $   2,372,093   02/11/08       2,161,368       2,323,927
Limited Partnership Interest                                              177,729 uts.   02/11/08         177,729         168,843
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                        1,322 shs.   02/11/08         167,588              13
                                                                                                    -------------   -------------
                                                                                                        2,506,685       2,492,783
                                                                                                    -------------   -------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.
9.8% Redeemable Exchangeable Preferred Stock (B)                            1,004 shs.   08/12/94         100,350            --
Common Stock (B)                                                            2,600 shs.          *         126,866            --
                                                                                                    -------------   -------------
                                                                                                          227,216            --
                                                                                                    -------------   -------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
12% Senior Subordinated Note due 2012                                    $   1,770,833   05/28/04       1,555,991       1,754,387
Common Stock                                                              354,167 shs.   05/28/04         354,166         315,207
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share                                          377,719 shs.   05/28/04         377,719         336,168
                                                                                                    -------------   -------------
                                                                                                        2,287,876       2,405,762
                                                                                                    -------------   -------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies to major restaurant chains and their franchisees.
Limited Partnership Interest (B)                                            9.26% int.   07/09/04               1            --
                                                                                                    -------------   -------------

*  08/12/94 and 11/14/01.
---------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014                                  $   2,267,190   12/15/06   $   2,090,363   $   2,255,407
Limited Liability Company Unit (B)                                          2,828 uts.   12/15/06         282,810         173,215
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                            3 shs.   12/15/06         131,483          81,685
                                                                                                    -------------   -------------
                                                                                                        2,504,656       2,510,307
                                                                                                    -------------   -------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                                    $   2,550,000   01/18/08       2,467,911       2,506,858
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                            6 shs.   01/18/08          31,089            --
                                                                                                    -------------   -------------
                                                                                                        2,499,000       2,506,858
                                                                                                    -------------   -------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive grinding wheels in the United States.
12% Senior Subordinated Note due 2014                                    $   2,260,638   02/10/06       2,119,268       2,305,851
Common Stock (B)                                                          289,362 shs.   02/10/06         289,362         377,516
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                      131,555 shs.   02/10/06         119,796         171,633
                                                                                                    -------------   -------------
                                                                                                        2,528,426       2,855,000
                                                                                                    -------------   -------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Notes due 2011                                 $   1,062,500   11/14/03         994,393       1,036,612
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                          140 shs.   11/14/03         122,946          94,006
                                                                                                    -------------   -------------
                                                                                                        1,117,339       1,130,618
                                                                                                    -------------   -------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                                    1,480 shs.   06/02/99         256,212       1,037,897
                                                                                                    -------------   -------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                                    $   1,538,793   09/10/04       1,462,491       1,526,461
Common Stock (B)                                                              612 shs.          *         642,937         701,742
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                          134 shs.   09/10/04         113,578         153,214
                                                                                                    -------------   -------------
                                                                                                        2,219,006       2,381,417
                                                                                                    -------------   -------------
*  09/10/04 and 10/05/07.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               19

June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                                    $   2,223,076          *   $   2,023,240   $   2,210,536
Limited Liability Company Unit (B)                                            619 uts.          *         638,061         588,487
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                          157 shs.          *         164,769               2
                                                                                                    -------------   -------------
                                                                                                        2,826,070       2,799,025
                                                                                                    -------------   -------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
Limited Partnership Interest of MHD Holdings LLC (B)                        1.43% int.   08/29/00         684,724            --
                                                                                                    -------------   -------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                                 $   2,239,024   08/01/06       2,114,820       2,204,305
Common Stock (B)                                                              311 shs.   08/01/06         310,976         459,805
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                          104 shs.   08/01/06          93,293         153,135
                                                                                                    -------------   -------------
                                                                                                        2,519,089       2,817,245
                                                                                                    -------------   -------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                                    $   2,550,000   01/14/08       2,410,946       2,504,587
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                            9 shs.   01/14/08          88,054            --
                                                                                                    -------------   -------------
                                                                                                        2,499,000       2,504,587
                                                                                                    -------------   -------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provider of specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2013                                    $   2,217,385   10/14/05       1,947,527       2,217,385
Common Stock (B)                                                            2,203 shs.   10/14/05           2,203         931,978
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                        1,167 shs.   10/14/05         294,403         493,699
                                                                                                    -------------   -------------
                                                                                                        2,244,133       3,643,062
                                                                                                    -------------   -------------
* 08/31/07 and 03/06/08.
---------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
6.7% Senior Secured Tranche B Note due 2012 (C)                          $      28,852          *   $      28,708   $      28,064
6.97% Senior Secured Tranche B Note due 2012 (C)                         $   1,490,220          *       1,485,215       1,449,505
12% Senior Subordinated Note due 2014                                    $   1,162,110         **       1,110,921       1,156,509
Limited Partnership Interest of
  Saw Mill Capital Fund V, L.P. (B)                                         3.97% int.   03/01/05         116,285         677,375
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                           72 shs.   04/28/06          59,041         117,774
                                                                                                    -------------   -------------
                                                                                                        2,800,170       3,429,227
                                                                                                    -------------   -------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013                                  $   2,239,024   10/26/07       2,102,363       2,198,622
Series A Preferred Stock (B)                                                  414 shs.   10/26/07         414,051         393,348
                                                                                                    -------------   -------------
                                                                                                        2,516,414       2,591,970
                                                                                                    -------------   -------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                                  $     851,351   03/02/07         838,581         849,331
13% Senior Subordinated Note due 2014                                    $     598,450   03/02/07         490,608         596,252
Common Stock (B)                                                          125,199 shs.   03/02/07         125,199          76,045
Warrant, exercisable until 2014 to purchase
  common stock at $.01 per share (B)                                       34,533 shs.   03/02/07          95,873          20,975
                                                                                                    -------------   -------------
                                                                                                        1,550,261       1,542,603
                                                                                                    -------------   -------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                                    $   2,712,000   02/05/98       2,590,992       2,712,000
Common Stock (B)                                                              630 shs.   02/04/98         630,000         846,384
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                          444 shs.   02/05/98         368,832         596,499
                                                                                                    -------------   -------------
                                                                                                        3,589,824       4,154,883
                                                                                                    -------------   -------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015                                    $   1,773,006   10/31/07       1,653,763       1,726,311
Common Stock (B)                                                              209 shs.   10/31/07         208,589         198,161
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                           94 shs.   10/31/07          87,607               1
                                                                                                    -------------   -------------
                                                                                                        1,949,959       1,924,473
                                                                                                    -------------   -------------
*  04/28/06 and 12/21/06.
** 04/28/06 and 09/13/06.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               21

June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                                    $   1,734,000   08/31/05   $   1,671,552   $   1,765,414
Common Stock (B)                                                            1,078 shs.          *       1,078,450       1,366,125
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                           86 shs.   08/31/05          77,485         108,864
                                                                                                    -------------   -------------
                                                                                                        2,827,487       3,240,403
                                                                                                    -------------   -------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013 (D)                                $   2,309,541         **       2,141,949       2,078,587
Common Stock (B)                                                              742 shs.         **         800,860            --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                          153 shs.         **         159,894            --
                                                                                                    -------------   -------------
                                                                                                        3,102,703       2,078,587
                                                                                                    -------------   -------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                                          5,781 shs.   04/11/03          76,089         191,255
                                                                                                    -------------   -------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                                    $   1,670,389   02/08/08       1,637,088       1,651,353
Convertible Preferred Stock (B)                                               887 shs.   02/08/08         886,956         842,612
                                                                                                    -------------   -------------
                                                                                                        2,524,044       2,493,965
                                                                                                    -------------   -------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012                                  $   1,882,100   04/30/04       1,747,845       1,843,897
Common Stock (B)                                                              182 shs.   04/30/04         182,200         158,287
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                          230 shs.   04/30/04         211,736         200,178
                                                                                                    -------------   -------------
                                                                                                        2,141,781       2,202,362
                                                                                                    -------------   -------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
Series A Preferred Units (B)                                                     1 ut.   12/02/96             937            --
                                                                                                    -------------   -------------

*  08/31/05 and 04/30/07.
** 07/19/05 and 12/22/05.
---------------------------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                                  $     802,941   05/17/07   $     790,897   $     798,668
13% Senior Subordinated Note due 2014                                    $     648,530   05/17/07         585,734         642,798
Common Stock (B)                                                          123,529 shs.   05/17/07         123,529          65,171
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                       35,006 shs.   05/17/07          55,055          18,468
                                                                                                    -------------   -------------
                                                                                                        1,555,215       1,525,105
                                                                                                    -------------   -------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
13% Senior Subordinated Note due 2011                                    $   1,887,288   09/24/04       1,776,567       1,742,708
Common Stock (B)                                                           26,456 shs.          *         264,558         203,030
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                       23,787 shs.   09/24/04         186,883         182,547
                                                                                                    -------------   -------------
                                                                                                        2,228,008       2,128,285
                                                                                                    -------------   -------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
12.5% Senior Subordinated Note due 2012                                  $   1,700,000   07/19/04       1,483,065       1,530,000
14.5% PIK Note due 2010                                                  $     212,500   06/30/07         192,717         191,250
Limited Liability Company Unit Class A (B)                                414,375 uts.   07/19/04         414,375            --
Limited Liability Company Unit Class B (B)                                182,935 uts.   07/19/04         182,935            --
                                                                                                    -------------   -------------
                                                                                                        2,273,092       1,721,250
                                                                                                    -------------   -------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                                    $   2,143,448   11/15/07       2,100,617       2,082,700
Limited Liability Company Unit Class B (B)                                    423 uts.   11/15/07         422,652         401,518
Limited Liability Company Unit Class C (B)                                    423 uts.   11/15/07            --                 4
                                                                                                    -------------   -------------
                                                                                                        2,523,269       2,484,222
                                                                                                    -------------   -------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                            0.40% int.   07/12/04           3,728           4,901
Common Stock (B)                                                            4,028 shs.   12/21/07            --             5,295
                                                                                                    -------------   -------------
                                                                                                            3,728          10,196
                                                                                                    -------------   -------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014                                 $   1,721,250   11/30/06       1,610,874       1,656,314
Common Stock (B)                                                              191 shs.   11/30/06         191,250         116,260
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                           95 shs.   11/30/06          86,493          58,042
                                                                                                    -------------   -------------
                                                                                                        1,888,617       1,830,616
                                                                                                    -------------   -------------

*  09/24/04 and 12/22/06.
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                                                                                                                               23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                                       PRINCIPAL AMOUNT,
                                                                         SHARES, UNITS,
                                                                          OR OWNERSHIP  ACQUISITION
CORPORATE RESTRICTED SECURITIES:(A) CONTINUED                              PERCENTAGE      DATE          COST        FAIR VALUE
                                                                         -------------   --------   -------------   -------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                                    $   1,159,196   05/14/07   $   1,059,051   $   1,043,266
Limited Partnership Interests (B)                                          23.16% int.   05/14/07         115,804            --
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                           88 shs.   05/14/07          83,462            --
                                                                                                    -------------   -------------
                                                                                                        1,258,317       1,043,266
                                                                                                    -------------   -------------

TOTAL PRIVATE PLACEMENT INVESTMENTS (E)                                                               175,459,086     167,491,096
                                                                                                    -------------   -------------














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24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                                                       SHARES OR
                                                             INTEREST      DUE         PRINCIPAL
CORPORATE RESTRICTED SECURITIES:(A) (CONTINUED)                RATE        DATE         AMOUNT           COST         FAIR VALUE
                                                              ------     --------    ------------    ------------    ------------
RULE 144A SECURITIES - 4.22%: (A)
BONDS - 4.22%
American Tire Distributor (C)                                  8.948%    04/01/12    $  1,000,000    $    950,000    $    915,000
Cenveo Corporation                                            10.500     08/15/16         100,000         100,000          98,750
Charter Communications Op LLC                                  8.000     04/30/12         800,000         767,250         756,000
Compucom Systems, Inc.                                        12.500     10/01/15       1,330,000       1,286,856       1,230,250
Douglas Dynamics LLC                                           7.750     01/15/12       1,010,000         955,421         866,075
G F S I, Inc. (C)                                             10.500     06/01/11         750,000         719,745         712,500
Intergen NV                                                    9.000     06/30/17         750,000         743,918         776,250
Markwest Energy Oerationg Co.                                  8.750     04/15/18         125,000         123,979         127,813
Nortek, Inc.                                                  10.000     12/01/13         175,000         173,175         166,250
Packaging Dynamics Corporation of America                     10.000     05/01/16       1,200,000       1,195,276         798,000
Rock-Tenn Co.                                                  9.250     03/15/16       1,075,000       1,117,509       1,139,500
Ryerson, Inc.                                                 12.000     11/01/15          65,000          65,000          64,513
SandRidge Energy, Inc.                                         8.000     06/01/18         360,000         364,523         361,800
Tenneco, Inc.                                                  8.125     11/15/15         100,000         100,000          90,500
Tunica-Biloxi Gaming Authority                                 9.000     11/15/15       1,075,000       1,104,075       1,042,750
TXU Energy Company LLC                                        10.250     11/01/15       1,250,000       1,262,188       1,225,000
Videotron, Ltd.                                                9.125     04/15/18          40,000          39,373          42,100
                                                                                                     ------------    ------------
  TOTAL BONDS                                                                                          11,068,288      10,413,051
                                                                                                     ------------    ------------
CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                                          777             716            --
                                                                                                     ------------    ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                                           716            --
                                                                                                     ------------    ------------
PREFERRED STOCK - 0.00%
TherOX, Inc. (B)                                                                              103           4,131            --
                                                                                                     ------------    ------------
  TOTAL PREFERRED STOCK                                                                                     4,131            --
                                                                                                     ------------    ------------
COMMON STOCK - 0.00%
Touchstone Health Partnership (B)                                                           1,168           4,254            --
                                                                                                     ------------    ------------
  TOTAL COMMON STOCK                                                                                        4,254            --
                                                                                                     ------------    ------------

  TOTAL RULE 144A SECURITIES                                                                           11,077,389      10,413,051
                                                                                                     ------------    ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                                $186,536,475    $177,904,147
                                                                                                     ------------    ------------

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                                                                                                                               25

June 30, 2008
(UNAUDITED)

                                                             INTEREST      DUE         PRINCIPAL                       MARKET
CORPORATE PUBLIC SECURITIES - 30.60%:(A)                       RATE        DATE         AMOUNT           COST           VALUE
                                                              ------     --------    ------------    ------------    ------------
BONDS - 28.38%
A M C Entertainment, Inc.                                     11.000%    02/01/16    $  1,315,000    $  1,322,176    $  1,301,850
Activant Solutions, Inc.                                       9.500     05/01/16         150,000         150,000         118,500
ALH Fin LLC / ALH Fin Corporation                              8.500     01/15/13         870,000         839,213         796,050
Appleton Papers, Inc.                                          8.125     06/15/11         300,000         300,000         283,500
Aramark Corporation (C)                                        6.373     02/01/15         200,000         200,000         187,000
Aramark Corporation                                            8.500     02/01/15         500,000         502,500         490,000
Atlas Pipeline Partners                                        8.125     12/15/15         200,000         200,000         196,500
Bally Total Fitness Holdings Corporation (F)                  14.000     10/01/13          90,000          73,350          18,000
Basic Energy Services                                          7.125     04/15/16         225,000         225,000         218,810
Berry Plastics Corporation (C)                                 7.463     02/15/15         500,000         471,851         478,750
Boyd Gaming Corporation                                        7.125     02/01/16       1,300,000       1,066,500         958,750
Brigham Exploration Co.                                        9.625     05/01/14       1,200,000       1,167,903       1,176,000
Bristow Group, Inc.                                            7.500     09/15/17         650,000         661,093         651,625
CCH I Holdings LLC                                            11.125     01/15/14         550,000         351,438         313,500
Cablevision Systems Corporation (C)                            7.133     04/01/09         300,000         300,000         300,000
Cablevision Systems Corporation                                8.000     04/15/12       1,000,000       1,010,275         945,000
Cenveo Corporation                                             7.875     12/01/13       1,300,000       1,192,500       1,085,500
Chaparral Energy, Inc.                                         8.875     02/01/17       1,500,000       1,491,780       1,301,250
Cincinnati Bell, Inc.                                          8.375     01/15/14       1,100,000       1,007,500       1,064,250
Clayton Williams Energy, Inc.                                  7.750     08/01/13       1,200,000       1,179,000       1,152,000
Community Health Systems, Inc.                                 8.875     07/15/15       1,200,000       1,169,415       1,207,500
Delta Petroleum Corporation                                    7.000     04/01/15         750,000         661,875         641,250
Dynegy Holdings, Inc.                                          6.875     04/01/11         500,000         422,500         494,375
Dynegy Holdings, Inc.                                          7.500     06/01/15         500,000         446,548         461,250
Dynegy Holdings, Inc.                                          8.375     05/01/16         330,000         330,000         320,100
Edison Mission Energy                                          7.750     06/15/16          55,000          55,000          54,725
Esterline Technologies                                         7.750     06/15/13         200,000         200,000         201,000
Ford Motor Credit Co.                                          7.375     10/28/09       1,250,000       1,246,875       1,138,474
Gencorp, Inc.                                                  9.500     08/15/13         259,000         259,000         255,115
General Motors Acceptance Corporation                          7.750     01/19/10       1,250,000       1,272,972       1,068,914
Goodyear Tire & Rubber Co.                                     7.857     08/15/11       1,400,000       1,342,750       1,391,250
Graham Packaging Corporation                                   8.500     10/15/12         280,000         268,800         265,300
Great Lakes Dredge & Dock Corporation                          7.750     12/15/13       1,000,000         948,750         947,500
H C A, Inc.                                                    9.250     11/15/16       1,475,000       1,517,700       1,519,250
Hawker Beechcraft Acquisition Co.                              9.750     04/01/17       1,600,000       1,628,766       1,600,000
Hughes Network Systems                                         9.500     04/15/14       1,575,000       1,603,189       1,592,719
Inergy LP                                                      8.250     03/01/16         470,000         481,787         462,950

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26

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                             INTEREST      DUE         PRINCIPAL                       MARKET
CORPORATE PUBLIC SECURITIES:(A)(CONTINUED)                     RATE        DATE         AMOUNT           COST           VALUE
                                                              ------     --------    ------------    ------------    ------------
Intelsat Bermuda Ltd.                                          9.250%    06/15/16    $  1,365,000    $  1,415,018    $  1,375,238
Interline Brands, Inc.                                         8.125     06/15/14       1,300,000       1,291,107       1,254,500
Interpublic Group of Companies                                 5.400     11/15/09         500,000         487,500         486,250
Kansas City Southern Railway                                   8.000     06/01/15         100,000         100,000         101,250
Kar Holdings, Inc.                                             8.750     05/01/14          50,000          50,000          43,500
Kar Holdings, Inc.                                            10.000     05/01/15       1,000,000         926,448         840,000
Koppers, Inc.                                                  9.875     10/15/13         477,000         477,000         500,850
L-3 Communications Holdings, Inc.                              6.125     07/15/13       1,000,000         995,000         945,000
Leucadia National Corporation                                  7.000     08/15/13       1,000,000       1,008,492         970,000
Liberty Media Corporation                                      5.700     05/15/13       1,000,000         951,610         896,175
Majestic Star Casino LLC                                       9.500     10/15/10         500,000         500,000         415,000
Manitowoc Company, Inc.                                        7.125     11/01/13         200,000         200,000         190,000
Mariner Energy, Inc.                                           8.000     05/15/17       1,100,000       1,097,588       1,064,250
Markwest Energy Operating Co.                                  6.875     11/01/14         950,000         930,563         895,375
Mediacom Broadband LLC                                         8.500     10/15/15       1,500,000       1,517,042       1,340,625
N R G Energy, Inc.                                             7.375     02/01/16         175,000         175,000         164,719
N T L Cable PLC                                                9.125     08/15/16       1,380,000       1,415,697       1,293,750
Neiman Marcus Group, Inc.                                     10.375     10/15/15       1,000,000       1,011,661       1,000,000
Newark Group, Inc.                                             9.750     03/15/14         850,000         796,863         569,500
North American Energy Partners                                 8.750     12/01/11       1,165,000       1,174,764       1,176,650
O E D Corp./Diamond Jo Company Guarantee                       8.750     04/15/12       1,000,000         985,960         910,000
Petrohawk Energy Corporation                                   9.125     07/15/13       1,500,000       1,521,691       1,537,500
Pliant Corporation                                            11.125     09/01/09         550,000         539,000         464,750
Pliant Corporation (C)                                        11.850     06/15/09       1,049,329       1,059,598       1,054,576
Polypore, Inc.                                                 8.750     05/15/12       1,960,000       1,893,800       1,950,200
Pregis Corporation                                            12.375     10/15/13       1,000,000         981,490         967,500
Quality Distribution, Inc. (C)                                 7.213     01/15/12         545,000         546,890         327,000
Quebecor Media, Inc.                                           7.750     03/15/16       1,375,000       1,281,423       1,278,750
Range Resources Corporation                                    7.250     05/01/18          50,000          50,000          49,625
RBS Global & Rexnord Corporation                              11.750     08/01/16         275,000         284,309         264,000
Rental Service Corporation                                     9.500     12/01/14       1,500,000       1,489,029       1,252,500
Scholastic Corporation                                         5.000     04/15/13       1,500,000       1,278,750       1,250,609
Seneca Gaming Corporation                                      7.250     05/01/12         500,000         477,500         468,750
Shaw Communications, Inc.                                      7.250     04/06/11         400,000         414,031         404,000
Sheridan Acquisition Corporation                              10.250     08/15/11         375,000         370,001         345,000
Stanadyne Corporation                                         10.000     08/15/14       1,500,000       1,500,000       1,455,000
Steel Dynamics, Inc.                                           6.750     04/01/15         700,000         695,000         670,250
Stewart & Stevenson LLC                                       10.000     07/15/14       1,500,000       1,535,385       1,481,250

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                                                                                                                               27

June 30, 2008
(UNAUDITED)

                                                             INTEREST      DUE         PRINCIPAL                       MARKET
CORPORATE PUBLIC SECURITIES:(A)(CONTINUED)                     RATE        DATE         AMOUNT           COST           VALUE
                                                              ------     --------    ------------    ------------    ------------
Stratos Global                                                 9.875%    02/15/13    $    575,000    $    578,037    $    608,063
Tekni-Plex, Inc.                                               8.750     11/15/13         650,000         654,947         542,750
Tenneco, Inc.                                                  8.625     11/15/14       1,000,000       1,002,253         882,500
Texas Industries, Inc.                                         7.250     07/15/13          70,000          70,000          69,650
Time Warner Telecom Holdings                                   9.250     02/15/14       1,000,000       1,009,636       1,022,500
Titan International, Inc.                                      8.000     01/15/12       1,070,000       1,062,100       1,048,600
Transdigm, Inc.                                                7.750     07/15/14         500,000         503,725         493,750
Trimas Corporation                                             9.875     06/15/12       1,073,000         982,375         946,923
Tube City IMS Corporation                                      9.750     02/01/15       1,500,000       1,486,491       1,383,750
United Components, Inc.                                        9.375     06/15/13       1,080,000       1,080,873       1,009,800
United Rentals, Inc.                                           7.750     11/15/13         625,000         625,000         500,000
United Rentals, Inc.                                           7.000     02/15/14         500,000         500,000         387,500
Vought Aircraft Industries                                     8.000     07/15/11       1,650,000       1,618,101       1,534,500
Warner Music Group Corporation                                 7.375     04/15/14         275,000         275,000         228,594
Waste Services, Inc.                                           9.500     04/15/14       1,100,000       1,120,433       1,111,000
                                                                                                     ------------    ------------
TOTAL BONDS                                                                                            73,562,187      70,082,279
                                                                                                     ------------    ------------
COMMON STOCK - 2.04%
Chase Packaging Corporation (B)                                                             9,541            --             1,717
Comcast Corporation                                                                        33,200         613,868         629,804
Directed Electronics, Inc. (B)                                                            368,560       1,856,534         626,552
EnerNOC, Inc. (B)                                                                          46,500       1,283,262         834,675
ITC^DeltaCom, Inc. (B)                                                                    178,666       1,563,328         535,998
Intrepid Potash, Inc. (B)                                                                     365          11,680          24,010
PepsiAmericas, Inc.                                                                        92,145       2,006,365       1,822,628
Supreme Industries, Inc.                                                                  115,721         267,323         563,561
                                                                                                     ------------    ------------
  TOTAL COMMON STOCK                                                                                    7,602,360       5,038,945
                                                                                                     ------------    ------------
CONVERTIBLE BONDS - 0.18%
Citadel Broadcasting Corporation                               4.000%    02/15/11         583,000         452,554         448,181
                                                                                                     ------------    ------------
  TOTAL CONVERTIBLE BONDS                                                                                 452,554         448,181
                                                                                                     ------------    ------------

  TOTAL CORPORATE PUBLIC SECURITIES                                                                  $ 81,617,101    $ 75,569,405
                                                                                                     ------------    ------------



---------------------------------------------------------------------------------------------------------------------------------
28

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                             INTEREST      DUE         PRINCIPAL                       MARKET
SHORT-TERM SECURITIES:                                      RATE/YIELD     DATE         AMOUNT           COST           VALUE
                                                            ----------   --------    ------------    ------------    ------------

COMMERCIAL PAPER - 6.91%

Alcoa, Inc.                                                    2.701%    07/21/08    $  4,920,000    $  4,912,073    $  4,912,073
Bank of Scotland PLC                                           2.602     07/08/08         850,000         849,570         849,570
Duke Energy Carolinas LLC                                      2.852     07/01/08       4,873,000       4,873,000       4,873,000
International Lease Finance Corporation                        2.852     07/05/08       2,036,000       2,035,839       2,035,839
P P G Industries, Inc.                                         2.902     07/03/08       2,000,000       1,999,678       1,999,678
Textron Financial Corporation                                  2.904     07/14/08       2,394,000       2,391,493       2,391,493
                                                                                                     ------------    ------------
  TOTAL SHORT-TERM SECURITIES                                                                        $ 17,061,653    $ 17,061,653
                                                                                                     ------------    ------------
TOTAL INVESTMENTS                                             109.56%                                $285,215,229    $270,535,205
                                                                                                     ============    ============
Other Assets                                                    3.16                                                    7,790,489
Liabilities                                                   (12.72)                                                 (31,401,050)
                                                              ------                                                 ------------
TOTAL NET ASSETS                                              100.00%                                                $246,924,644
                                                              ======                                                 ============


(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 06/30/08.
(D) Defaulted security; interest not accrued.
(E) Illiquid securities. At June 30, 2008, the value of these securities amounted to $167,491,096 or 67.83% of net assets.
(F) Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
*   Effective yield at purchase
PIK - Payment-in-kind





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                                                                                                                               29

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                 Fair Value/                                                           Fair Value/
Industry Classification                         Market Value          Industry Classification                          Market Value
                                                ------------                                                           ------------
AEROSPACE - 3.77%                                                     BROADCASTING & ENTERTAINMENT - 3.54%
Esterline Technologies                          $    201,000          CCH I Holdings LLC                              $    313,500
Gencorp, Inc.                                        255,115          Cablevision Systems Corporation                    1,245,000
Hughes Network Systems                             1,592,719          Cenveo Corporation                                 1,184,250
L-3 Communications Holdings, Inc.                    945,000          Charter Communications Op LLC                        756,000
P A S Holdco LLC                                   2,754,404          Citadel Broadcasting Corporation                     448,181
Transdigm, Inc.                                      493,750          Comcast Corporation                                  629,804
Visioneering, Inc.                                 1,525,105          Interpublic Group of Companies                       486,250
Vought Aircraft Industries                         1,534,500          Liberty Media Corporation                            896,175
                                                ------------          Mediacom Broadband LLC                             1,340,625
                                                   9,301,593          Shaw Communications, Inc.                            404,000
                                                ------------          Workplace Media Holding Co.                        1,043,266
AUTOMOBILE - 7.89%                                                                                                    ------------
American Tire Distributor                            915,000                                                             8,747,051
Ford Motor Credit Co.                              1,138,474                                                          ------------
Fuel Systems Holding Corporation                   1,768,984          BUILDINGS & REAL ESTATE - 1.07%
General Motors Acceptance Corporation              1,068,914          K W P I Holdings Corporation                       2,372,013
Goodyear Tire & Rubber Co.                         1,391,250          Texas Industries, Inc.                                69,650
Jason, Inc.                                        1,366,104          TruStile Doors, Inc.                                 191,255
Nyloncraft, Inc.                                   1,896,875                                                          ------------
Ontario Drive & Gear Ltd.                          1,259,911                                                             2,632,918
Qualis Automotive LLC                              2,405,762                                                          ------------
Tenneco, Inc.                                        973,000          CHEMICAL, PLASTICS & RUBBER - 0.44%
Titan International, Inc.                          1,048,600          Capital Specialty Plastics, Inc.                     558,932
Transtar Holding Company                           3,240,403          Koppers, Inc.                                        500,850
United Components, Inc.                            1,009,800          Intrepid Potash, Inc.                                 24,010
                                                ------------                                                          ------------
                                                  19,483,077                                                             1,083,792
                                                ------------                                                          ------------
BEVERAGE, DRUG & FOOD - 2.69%                                         CONSUMER PRODUCTS - 8.16%
Aramark Corporation                                  677,000          Aero Holdings, Inc.                                3,048,122
Golden County Foods Holding, Inc.                  1,991,758          ALH Fin LLC/ALH Fin Corporation                      796,050
PepsiAmericas, Inc.                                1,822,628          Bravo Sports Holding Corporation                   2,665,303
Specialty Foods Group, Inc.                             --            G F S I, Inc.                                        712,500
Vitality Foodservice, Inc.                         2,128,285          K N B Holdings Corporation                         2,663,688
                                                ------------          Kar Holdings, Inc.                                   883,500
                                                   6,619,671          Momentum Holding Co.                               1,583,471
                                                ------------          R A J Manufacturing Holdings LLC                   2,510,307
                                                                      Royal Baths Manufacturing Company                  1,130,618
                                                                      The Tranzonic Companies                            4,154,883
                                                                      Walls Industries, Inc.                                10,196
                                                                                                                      ------------
                                                                                                                        20,158,638
                                                                                                                      ------------

----------------------------------------------------------------------------------------------------------------------------------
30

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)   MassMutual Corporate Investors
June 30, 2008
(UNAUDITED)

                                                 Fair Value/                                                           Fair Value/
Industry Classification:(Continued)             Market Value          Industry Classification                          Market Value
                                                ------------                                                           ------------
CONTAINERS, PACKAGING & GLASS - 5.39%                                 DIVERSIFIED/CONGLOMERATE, SERVICE - 5.76%
Berry Plastics Corporation (C)                  $    478,750          Advanced Technologies Holdings                  $  2,501,869
Chase Packaging Corporation                            1,717          CapeSuccess LLC                                         --
Flutes, Inc.                                       1,390,691          Diversco, Inc./DHI Holdings, Inc.                  1,503,115
Graham Packaging Corporation                         265,300          Dwyer Group, Inc.                                  1,432,118
Maverick Acquisition Company                         761,572          Fowler Holding, Inc.                               2,275,189
P I I Holding Corporation                          2,798,385          GQ Holdings LLC                                    2,541,360
Packaging Dynamics Corporation of America            798,000          Insurance Claims Management, Inc.                    102,672
Paradigm Packaging, Inc.                           2,061,431          Interline Brands, Inc.                             1,254,500
Pliant Corporation                                 1,519,326          Mail Communications Group, Inc.                    1,337,278
Pregis Corporation                                   967,500          Moss, Inc.                                         1,233,937
Tekni-Plex, Inc.                                     542,750          Videotron, Ltd.                                       42,100
Vitex Packaging Group, Inc.                        1,721,250                                                          ------------
                                                ------------                                                            14,224,138
                                                  13,306,672                                                          ------------
                                                ------------          ELECTRONICS - 1.12%
DISTRIBUTION - 0.66%                                                  Connecticut Electric, Inc.                         2,146,578
Duncan Systems, Inc.                               1,637,788          Directed Electronics, Inc.                           626,552
QualServ Corporation                                    --                                                            ------------
                                                ------------                                                             2,773,130
                                                   1,637,788                                                          ------------
                                                ------------          FARMING & AGRICULTURE - 1.01%
DIVERSIFIED/CONGLOMERATE,                                             Protein Genetics, Inc.                                  --
MANUFACTURING - 7.17%                                                 Waggin' Train Holdings LLC                         2,484,222
A H C Holding Company, Inc.                        2,496,654                                                          ------------
Activant Solutions, Inc.                             118,500                                                             2,484,222
Arrow Tru-Line Holdings, Inc.                      1,646,586                                                          ------------
Douglas Dynamics LLC                                 866,075          FINANCIAL SERVICES - 2.70%
Evans Consoles, Inc.                                 925,965          A W X Holdings Corporation                         1,561,815
Great Lakes Dredge & Dock Corporation                947,500          Hawker Beechcraft Acquisition Co.                  1,600,000
Nortek, Inc.                                         166,250          Highgate Capital LLC                                    --
Polypore, Inc.                                     1,950,200          Leucadia National Corporation                        970,000
Postle Aluminum Company LLC                        2,440,783          Nesco Holdings Corp.                               2,537,929
Radiac Abrasives, Inc.                             2,855,000          Victory Ventures LLC                                    --
RBS Global & Rexnord Corporation                     264,000                                                          ------------
Trimas Corporation                                   946,923                                                             6,669,744
Truck Bodies & Equipment International             2,078,587                                                          ------------
                                                ------------          HEALTHCARE, EDUCATION & CHILDCARE - 4.54%
                                                  17,703,023          A T I Acquisition Company                          2,539,953
                                                ------------          American Hospice Management Holding LLC            3,370,981
                                                                      Community Health Systems, Inc.                     1,207,500
                                                                      F H S Holdings LLC                                 2,578,572
                                                                      H C A, Inc.                                        1,519,250
                                                                      Touchstone Health Partnership                           --
                                                                                                                      ------------
                                                                                                                        11,216,256
                                                                                                                      ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                31

June 30, 2008
(UNAUDITED)

                                                 Fair Value/                                                           Fair Value/
Industry Classification:(Continued)             Market Value          Industry Classification                          Market Value
                                                ------------                                                           ------------
HOME & OFFICE FURNISHINGS, HOUSEWARES,                                MACHINERY - 9.90%
AND DURABLE CONSUMER PRODUCTS - 8.59%                                 Davis-Standard LLC                              $  3,358,633
Connor Sport Court International, Inc.          $  1,000,568          E S P Holdco, Inc.                                 2,488,964
H M Holding Company                                     --            Integration Technology Systems, Inc.                    --
Home Decor Holding Company                         2,265,845          K-Tek Holdings Corporation                         2,477,475
Justrite Manufacturing Acquisition Co.             1,840,827          Manitowoc Company, Inc.                              190,000
K H O F Holdings, Inc.                             2,536,936          Morton Industrial Group, Inc.                      2,212,164
Monessen Holding Corporation                       2,295,000          Navis Global                                       1,177,704
Stanton Carpet Holding Co.                         2,817,245          NetShape Technologies, Inc.                        1,791,028
Transpac Holdings Company                          1,924,473          Pacific Consolidated Holdings LLC                  1,217,434
U M A Enterprises, Inc.                            2,493,965          Power Services Holding Company                     2,492,783
U-Line Corporation                                 2,202,362          R E I Delaware Holding, Inc.                       2,506,858
Wellborn Forest Holding Co.                        1,830,616          Safety Speed Cut Manufacturing Company, Inc.       1,037,897
                                                ------------          Stanadyne Corporation                              1,455,000
                                                  21,207,837          Stewart & Stevenson LLC                            1,481,250
                                                ------------          Supreme Industries, Inc.                             563,561
LEISURE, AMUSEMENT, ENTERTAINMENT - 3.69%                                                                             ------------
A M C Entertainment, Inc.                          1,301,850                                                            24,450,751
Bally Total Fitness Holding Corporation               18,000                                                          ------------
Boyd Gaming Corporation                              958,750          MEDICAL DEVICES/BIOTECH - 2.40%
Electra Bicycle Company LLC                        1,378,626          Coeur, Inc.                                        1,178,212
Majestic Star Casino LLC                             415,000          E X C Acquisition Corporation                        184,908
O E D Corp/Diamond Jo Company Guarantee              910,000          ETEX Corporation                                        --
Savage Sports Holding, Inc.                        2,381,417          MicroGroup, Inc.                                   3,411,394
Seneca Gaming Corporation                            468,750          OakRiver Technology, Inc.                          1,151,849
Tunica-Biloxi Gaming Authority                     1,042,750          TherOX, Inc.                                            --
Warner Music Group Corporation                       228,594                                                          ------------
                                                ------------                                                             5,926,363
                                                   9,103,737                                                          ------------
                                                ------------          MINING, STEEL, IRON & NON PRECIOUS
                                                                      METALS - 1.87%
                                                                      Ryerson, Inc.                                         64,513
                                                                      Steel Dynamics, Inc.                                 670,250
                                                                      T H I Acquisition, Inc.                            2,504,587
                                                                      Tube City IMS Corporation                          1,383,750
                                                                                                                      ------------
                                                                                                                         4,623,100
                                                                                                                      ------------
                                                                      NATURAL RESOURCES - 0.72%
                                                                      Appleton Papers, Inc.                                283,500
                                                                      Rock-Tenn Co.                                      1,139,500
                                                                      SandRidge Energy, Inc.                               361,800
                                                                                                                      ------------
                                                                                                                         1,784,800
                                                                                                                      ------------

----------------------------------------------------------------------------------------------------------------------------------
32

June 30, 2008
(UNAUDITED)

                                                 Fair Value/                                                           Fair Value/
Industry Classification:(Continued)             Market Value          Industry Classification                          Market Value
                                                ------------                                                           ------------
OIL & GAS - 3.71%                                                     TELECOMMUNICATIONS - 2.39%
Atlas Pipeline Partners                         $    196,500          Cincinnati Bell, Inc.                           $  1,064,250
Basic Energy Services                                218,810          Intelsat Bermuda Ltd.                              1,375,238
Brigham Exploration Co.                            1,176,000          ITC^DeltaCom, Inc.                                   535,998
Bristow Group, Inc.                                  651,625          N T L Cable PLC                                    1,293,750
Chaparral Energy, Inc.                             1,301,250          Stratos Global                                       608,063
Clayton Williams Energy, Inc.                      1,152,000          Time Warner Telecom Holdings                       1,022,500
Delta Petroleum Corporation                          641,250                                                          ------------
Mariner Energy, Inc.                               1,064,250                                                             5,899,799
North American Energy Partners                     1,176,650                                                          ------------
Range Resources Corporation                           49,625          TRANSPORTATION - 1.79%
Total E & S, Inc.                                  1,542,603          NABCO, Inc.                                          356,109
                                                ------------          Kansas City Southern Railway                         101,250
                                                   9,170,563          Quality Distribution, Inc.                           327,000
                                                ------------          Tangent Rail Corporation                           3,643,062
PHARMACEUTICALS - 1.27%                                                                                               ------------
CorePharma LLC                                     2,620,909                                                             4,427,421
Enzymatic Therapy, Inc.                              518,414                                                          ------------
                                                ------------          UTILITIES - 2.64%
                                                   3,139,323          Dynegy Holdings, Inc.                              1,275,725
                                                ------------          Edison Mission Energy                                 54,725
PUBLISHING/PRINTING - 1.40%                                           Inergy LP                                            462,950
Newark Group, Inc.                                   569,500          Intergen NV                                          776,250
Quebecor Media, Inc.                               1,278,750          Markwest Energy Operating Co.                      1,023,188
Scholastic Corporation                             1,250,609          N R G Energy, Inc.                                   164,719
Sheridan Acquisition Corporation                     345,000          Petrohawk Energy Corporation                       1,537,500
                                                ------------          TXU Energy Company LLC                             1,225,000
                                                   3,443,859                                                          ------------
                                                ------------                                                             6,520,057
RETAIL STORES - 1.51%                                                                                                 ------------
Neiman Marcus Group, Inc.                          1,000,000          WASTE MANAGEMENT / POLLUTION - 2.89%
Olympic Sales, Inc.                                  598,082          Terra Renewal Services, Inc.                       3,429,227
Rental Service Corporation                         1,252,500          Torrent Group Holdings, Inc.                       2,591,970
United Rentals, Inc.                                 887,500          Waste Services, Inc.                               1,111,000
                                                ------------                                                          ------------
                                                   3,738,082                                                             7,132,197
                                                ------------                                                          ------------
TECHNOLOGY - 1.97%                                                    Total Corporate Restricted and
Compucom Systems, Inc.                             1,230,250          Public Securities - 102.65%                     $253,473,552
EnerNOC, Inc.                                        834,675                                                          ============
Smart Source Holdings LLC                          2,799,025
                                                ------------
                                                   4,863,950
                                                ------------


See notes to Consolidated Financial Statements
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                33

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(UNAUDITED)

1. HISTORY
   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

   On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been included in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMCI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:
   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"), or pursuant to a transaction that is exempt from registration under the 1933 Act.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust,
--------------------------------------------------------------------------------
34

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MassMutual Corporate Investors
(CONTINUED)
(UNAUDITED)

   including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $167,491,096 (67.83% of net assets) as of June 30, 2008 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2008, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:
   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:
   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that the Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust's receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the six months ended June 30, 2008, the MMCI Subsidiary Trust has not accrued any income tax expense.

   In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- An interpretation of FASB Statement No. 109 ("FIN 48"). Management has analyzed the Trust's tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Trust's financial statements. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

   E. DISTRIBUTIONS TO SHAREHOLDERS:
   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

   F. EXPENSE REDUCTION:
   Citibank, N.A. ("Citibank") serves as custodian to the Trust. Pursuant to the custodian agreement, Citibank receives a fee reduced by credits on cash balances the Trust maintains with Citibank. All credit balances, if any, used to reduce the

--------------------------------------------------------------------------------

(UNAUDITED)

   Trust's custodian fees are reported as fees paid indirectly on the Statement of Operations. For the six months ended June 30, 2008, there were no credit balances used to reduce custodian fees.

3. INVESTMENT SERVICES CONTRACT
   A. SERVICES:
   Under an Investment Services Contract (the "Contract") with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   B. FEE:
   For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

   C. BASIS FOR BOARD RENEWAL OF CONTRACT:
   At a meeting of the Board of Trustees held on April 25, 2008, the Trustees (including a majority of the Trustees who are not "interested persons" of the Trust or Babson Capital) unanimously approved a one year continuance of the Contract.

   Prior to the meeting, the Trustees requested and received from Ropes & Gray LLP, counsel to the Trust, a memorandum describing the Board of Trustees' legal responsibilities in connection with its review and reapproval of the Contract. The Trustees also requested and received from Babson Capital extensive written and oral information regarding, among other matters: the principal terms of the Contract; the reasons why Babson Capital was proposing the continuance of the Contract; Babson Capital and its personnel; the Trust's investment performance, including comparative performance information; the nature and quality of the services provided by Babson Capital to the Trust; financial strength of Babson Capital; the fee arrangement between Babson Capital and the Trust; fee and expense information, including comparative fee and expense information; profitability of the advisory arrangement to Babson Capital; and "fallout" benefits to Babson Capital resulting from the Contract.

   Among other things, the Trustees discussed and considered with management (i) the aforementioned guidance provided by Ropes & Gray LLP and the information provided by Babson Capital prior to the meeting and (ii) the reasons Babson Capital put forth in support of the continuance of the Contract. These considerations are summarized below.

   NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BABSON CAPITAL TO THE TRUST

   In evaluating the scope and quality of the services provided by Babson Capital to the Trust, the Trustees considered, among other factors: (i) the scope of services required to be provided by Babson Capital to the Trust under the Contract; (ii) Babson Capital's ability to find and negotiate private placement securities having equity features that are consistent with the stated investment objectives of the Trust; (iii) the experience and quality of Babson Capital's staff; (iv) the strength of Babson Capital's financial condition; (v) the nature of the private placement market compared to public markets (including the fact that finding, analyzing, negotiating and servicing private placement securities is more labor-intensive than buying and selling public securities and the administration of private placement securities is more extensive, expensive, and requires greater time and expertise than a portfolio of only public securities); (vi) the potential advantages afforded to the Trust by its ability to co-invest in negotiated private placements with MassMutual and its affiliates; and (vii) the expansion of the scope of services provided by Babson Capital as a result of recent regulatory and legislative initiatives that have required increased legal, compliance and business attention and diligence. Based on such considerations, the Board of Trustees concluded that, overall, it is satisfied with the nature, extent and quality of services provided by Babson Capital, and are expected to be provided in the future, under the renewed Contract.

   INVESTMENT PERFORMANCE

   The Board also examined the Trust's short-term, intermediateterm, and long-term performance as compared against various benchmark indices presented at the meeting. In addition, the Trustees considered comparisons of the Trust's performance with the performance of (i) selected closed-end investment companies and funds that may invest in private placement securities and/or bank loans; (ii) selected business development companies with comparable types of investments; and (iii) investment companies included in the Lipper closed-end bond universe. It was acknowledged that, while such comparisons are helpful in judging performance, they are not directly comparable in terms of types of investments due to the fact that business development companies often report returns based on market value, which is affected by factors other than the performance of the underlying portfolio investments. Based on these considerations and the detailed performance information provided to the Trustees at the regular Board meetings each

--------------------------------------------------------------------------------
36

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MassMutual Corporate Investors
(CONTINUED)
(UNAUDITED)

   quarter, the Trustees concluded that the Trust's absolute and relative performance over time have been sufficient to warrant renewal of the Contract.

   ADVISORY FEE/COST OF SERVICES PROVIDED AND PROFITABILITY/MANAGER'S "FALL-OUT" BENEFITS

   In connection with the Trustees' consideration of the advisory fee paid by the Trust to Babson Capital under the Contract, Babson Capital noted that it was unaware of any registered closed-end investment companies that are directly comparable to the Trust in terms of the types of investments and percentages invested in private placement securities (which require more extensive advisory and administrative services than a portfolio of publicly traded securities, as previously discussed) other than MassMutual Participation Investors ("MMPI"), which also is advised by Babson Capital. Under the terms of MMPI's Investment Advisory and Administrative Services Contract with Babson Capital, MMPI is charged a quarterly investment advisory fee of 0.225% of net asset value as of the end of each quarter, which is approximately equal to .90% annually. In considering the fee rate provided in the Contract, the Trustees also noted the higher fees charged by Babson Capital to Tower Square Capital Partners, L.P. and Tower Square Capital Partners II, L.P., both private mezzanine funds also managed by Babson Capital.

   At the request of the Trustees, Babson Capital provided information concerning the profitability of Babson Capital's advisory relationship with the Trust. The Trustees also considered the non-economic benefits Babson Capital and its affiliates derived from its relationship with the Trust, including the reputational benefits derived from having the Trust listed on the New York Stock Exchange, and the de minimis amount of commissions resulting from the Trust's portfolio transactions used by Babson Capital for third-party soft dollar arrangements. The Trustees recognized that Babson Capital should be entitled to earn a reasonable level of profit for services provided to the Trust and, based on their review, concluded that they were satisfied that Babson Capital's historical level of profitability from its relationship with the Trust was not excessive and that the advisory fee structure under the Contract is reasonable.

   ECONOMIES OF SCALE

   Finally, the Trustees considered the concept of economies of scale and possible advisory fee reductions if the Trust were to grow in assets. Given that the Trust is not continuously offering shares, such growth comes principally from retained net realized gain on investments and dividend reinvestment. The Trustees also examined the breakpoint features of selected competitive funds. The Trustees concluded that the absence of breakpoints in the fee schedule under the Contract was currently acceptable given the Trust's current size and closed-end fund structure.

4. SENIOR SECURED INDEBTEDNESS
   A. NOTE PAYABLE:
   MassMutual holds the Trust's $30,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust on November 15, 2007. The Note, is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the six months ended June 30, 2008, the Trust incurred total interest expense on the Note of $792,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

B. REVOLVING CREDIT AGREEMENT:
   The Trust's $25,000,000 revolving credit agreement (the "Revolver") with The Royal bank of Scotland PLC matured on May 31, 2008.

   For the six month period ended June 30, 2008, the Trust incurred total expense on the Revolver of $15,574. The expense was incurred on the undrawn portion of the Revolver from January 1, 2008 to the maturity date on May 31, 2008.

5. PURCHASES AND SALES OF INVESTMENTS

                                                       FOR THE SIX
                                                      MONTHS ENDED
                                                        6/30/2008
                                                COST OF         PROCEEDS FROM
                                              INVESTMENTS         SALES OR
                                                ACQUIRED         MATURITIES
                                                --------         ----------
   Corporate restricted securities           $ 24,938,660       $ 35,160,776
   Corporate public securities                 22,365,222         12,810,665

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of June 30, 2008. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2008 is $14,680,024 and consists of $15,500,582 appreciation and $30,180,606 depreciation.

--------------------------------------------------------------------------------

(UNAUDITED)

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                                     March 31, 2008
                                                Amount            Per Share
                                             -----------        ------------
   Investment income                         $ 6,551,682
   Net investment income                       5,208,711        $       0.56
   Net realized and unrealized
    loss on investments (net of taxes)        (7,409,784)              (0.80)

                                                      June 30, 2008
                                                Amount            Per Share
                                             -----------        ------------
   Investment income                         $ 5,878,119
   Net investment income                       4,557,413        $       0.49
   Net realized and unrealized
    loss on investments (net of taxes)        (3,210,632)              (0.35)

7. AGGREGATE REMUNERATION PAID TO OFFICERS, TRUSTEES,
   AND THEIR AFFILIATED PERSONS
   For the six months ended June 30, 2008, the Trust paid its Trustees aggregate remuneration of $100,750. During the year the Trust did not pay any compensation to any of its Trustees who are "interested persons" (as defined by the 1940 Act) of the Trust. The Trust classifies Messrs. Crandall and Joyal as "interested persons" of the Trust.

   All of the Trust's officers are employees of Babson Capital or MassMutual. Pursuant to the Contract, the Trust does not compensate its officers who are employees of Babson Capital or MassMutual (except for the Chief Compliance Officer of the Trust unless assumed by Babson Capital). For the six months ended June 30, 2008, Babson Capital paid the compensation of the Chief Compliance Officer of the Trust.

   Mr. Crandall, one of the Trust's Trustees, is an "affiliated person" (as defined by the 1940 Act) of MassMutual and Babson Capital. The Trust did not make any payments to Babson Capital for the six months ended June 30, 2008, other than amounts payable to Babson Capital pursuant to the Contract. For the six months ended June 30, 2008, the Trust paid the following amounts to MassMutual, exclusive of interest expense on the Note explained in Footnote 4A:

      Preparation of Certain of the Trust's
      Shareholder Communications                        $  1,376

8. RESULTS OF SHAREHOLDER MEETING
   The Annual Meeting of Shareholders was held on Friday, April 25, 2008. The Shareholders were asked to vote to elect as trustees Michael H. Brown, Corine
   T. Norgaard, and Maleyne M. Syracuse for three year terms. The Shareholders approved the proposals. The Trust's other trustees, William J. Barrett, Donald E. Benson, Roger W. Crandall, Martin T. Hart, Donald Glickman, and Robert E. Joyal, continued to serve their respective terms following the April 25, 2008 Annual Shareholders Meeting. The results of the Shareholder voting are set forth below.

                                                                   % OF SHARES
   SHARES FOR                                WITHHELD      TOTAL     VOTED FOR
   ----------                                --------      -----     ---------

   Michael H. Brown
   7,582,169                                   86,774    7,668,943     98.87%

   Corine T. Norgaard
   7,550,414                                  118,528    7,668,943     98.45%

   Maleyne M. Syracuse
   7,577,192                                   91,751    7,668,943     98.80%

9. FAIR VALUE MEASUREMENTS
   Effective January 1, 2008, the Trust adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values, and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity's financial performance.

   Various inputs are used in determining the value of the Trust's investments. Using the hierarchy established under FAS 157, these inputs are summarized in the three broad levels listed below:

   Level 1: quoted prices in active markets for identical securities

   Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

   The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Trust's net assets as of June 30, 2008:

   ASSETS                      TOTAL      LEVEL 1       LEVEL 2      LEVEL 3
   -----------------------------------------------------------------------------
   Private Securities       $177,904,147  $     --    $10,413,051  $167,491,096
   Public Securities          75,569,405   5,038,945   70,512,460        18,000
   Short-term Securities      17,061,653        --     17,061,653           --
   -----------------------------------------------------------------------------
   TOTAL                    $270,535,205  $5,038,945  $97,987,164  $167,509,096

--------------------------------------------------------------------------------
38

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MassMutual Corporate Investors
(CONTINUED)
(UNAUDITED)

   Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                             PRIVATE      PUBLIC     SHORT-TERM
      ASSETS               SECURITIES   SECURITIES   SECURITIES      TOTAL
   ----------------------------------------------------------------------------
   Beginning balance
     at 12/31/2007        $175,656,605    $74,700     $     --   $175,731,305

   Total Gains or Losses
     (realized/unrealized)
     included in earnings*  (3,474,523)   (56,700)          --     (3,531,223)

   Purchases, sales,
     issuances &
     settlements (net)      (4,690,986)      --             --     (4,690,986)
   ----------------------------------------------------------------------------
   ENDING BALANCE
     AT 6/30/08           $167,491,096    $18,000     $     --   $167,509,096

* The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to Level 3 assets still held at 6/30/08 is $(5,850,343).

--------------------------------------------------------------------------------

                     THIS PAGE IS INTENTIONALLY LEFT BLANK









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40

MEMBERS OF THE BOARD OF                      OFFICERS
TRUSTEES
                                             Roger W. Crandall
Donald Glickman                              Chairman

Robert E. Joyal                              Clifford M. Noreen
                                             President
William J. Barrett
                                             James M. Roy
Michael H. Brown                             Vice president & Chief
                                             Financial officer
Donald E. Benson*
                                             Rodney j. Dillman
Dr. Corine T. Norgaard*                      Vice President, Secretary
                                             & Chief Legal Officer
Roger W. Crandall
                                             Jill A. Fields
Martin T. Hart*                              Vice President

Maleyne M. Syracuse                          Michael P. Hermsen
                                             Vice President
*Member of the Audit committee
                                             Mary Wilson Kibbe
                                             Vice President

                                             Michael L. Klofas
                                             Vice President

                                             Richard E. Spencer, II
                                             Vice President

                                             Daniel J. Florence
                                             Treasurer

                                             John T. Davitt, Jr.
                                             Comptroller

                                             Melissa M. LaGrant
                                             Chief Compliance Officer

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in anyway, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.

--------------------------------------------------------------------------------

[LOGO]  MASSMUTUAL
        CORPORATE INVESTORS


































CI3343

ITEM 2.  CODE OF ETHICS.

         Not applicable for this filing.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable for this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable for this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable for this filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

         A schedule of investments for the Registrant is included as part of this report to shareholders under item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable for this filing.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable for this filing. There have been no changes in any of the Portfolio Managers identified in the Registrant's most recent annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not Applicable for this filing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not Applicable for this filing.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

        (a)(1) ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

               None.

        (a)(2) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30a-2 UNDER THE ACT.

               Attached hereto as EX-99.31.1
               Attached hereto as EX-99.31.2

        (a)(3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT (17 CFR 270.23c-1) SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS.

               Not Applicable for this filing.

          (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or
               Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

               Attached hereto as EX-99.32

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   MassMutual Corporate Investors
                ----------------------------------
By:             /s/ Clifford M. Noreen
                ----------------------------------
                Clifford M. Noreen, President
                ----------------------------------
Date:           August 27, 2008
                ----------------------------------


            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:             /s/ Clifford M. Noreen
                ----------------------------------
                Clifford M. Noreen, President
                ----------------------------------
Date:           August 27, 2008
                ----------------------------------
By:             /s/ James M. Roy
                ----------------------------------
                James M. Roy, Vice President, and
                Chief Financial Officer
                ----------------------------------
Date:           August 27, 2008
                ------------------------------